SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($)				12 Months Ended
	Jan. 09, 2009	Feb. 05, 2008	Jan. 10, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Options authorized	260,002
Contractual life of the option	10 years
Price per share	$ 1.283
Share-based compensation						$ 217
Weighted average fair value of stock options granted							$ 0.22	$ 1.20
Certain Employees [Member]
Granted	80,640
Price per share	$ 0.7
Consultant [Member]
Granted	100,002
Vesting period for plan	5 years
Price per share	$ 0.7
Share Incentive Plan [Member]
Options authorized									2,500,000
Granted			716,226						2,050,900
Vesting period for plan									4 years
Contractual life of the option									10 years
Price per share			$ 1.283
Second Plan [Member]
Options authorized		4,190,748
Granted		2,397,301
Vesting period for plan		3 years
Second Plan [Member] | Restricted stock [Member]
Granted		1,078,785
Minimum [Member]
Contractual life of the option							6 years
Maximum [Member]
Contractual life of the option							10 years